Taxes on Income - Schedule of Reconciliation Between the Statutory Tax Rate and Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Schedule of Reconciliation Between the Statutory Tax Rate and Effective Tax Rate [Abstract]
Gain before taxes on income	$ 23,467	$ 13,334		$ 8,429
Statutory tax rate	23.00%	23.00%
Tax (tax benefit) computed at the statutory tax rate	$ 5,397	$ 3,067
Effect of creating deferred taxes at a rate different from the primary tax rate	(516)	177
Nondeductible expenses for tax purposes	(845)	2,095
Unrecognized temporary differences	918	158
Utilization of tax losses and benefits from prior years for which deferred taxes were not created	(742)	(4,955)
Effect of change on current and deferred tax assets		(1,490)
Difference between measurement basis of income/expenses for tax purposes and measurement basis of income/expenses for financial reporting purposes	(91)	(78)
Recognition of uncertain tax position	1,219	210	[1]
Tax effect of exchange rate differences	(2,071)	(312)	[1]
Tax (benefit) expense	$ 3,269	$ (1,128)		$ 145

[1]	Prior period amounts have been recast to conform to the current period presentation.